Concentrations and Credit Risk (Tables)	12 Months Ended
Dec. 31, 2018
Royalty Revenue
Concentrations and Credit Risk
Schedule of percentage of Company's gross sales and accounts receivable attributable to customers

	Year ended
	December 31, 2018
	Gross	Gross Royalty
	Royalty Revenue	Accounts Receivable
Customer 4	36%	43%
Customer 5	31%	30%
Customer 6	—%	—%
Combined Total	67%	73%

	Year ended
	December 31, 2017
	Gross	Gross Royalty
	Royalty Revenue	Accounts Receivable
Customer 4	54%	NM	%
Customer 5	14%	NM	%
Customer 6	21%	NM	%
Combined Total	89%	—%

Gross Product Sales | Customer concentration risk | Product Revenue
Concentrations and Credit Risk
Schedule of percentage of Company's gross sales and accounts receivable attributable to customers

	Gross Product Sales
	Year Ended
	December 31,
	2018	2017
Amerisource Bergen	7%	23%
Cardinal Health	55%	37%
McKesson	34%	32%
Combined Total	96%	92%

Gross Accounts Receivable | Credit concentration risk | Product Revenue
Concentrations and Credit Risk
Schedule of percentage of Company's gross sales and accounts receivable attributable to customers

	Gross Account
	Receivables
	December 31,	December 31,
	2018	2017
Amerisource Bergen	6%	7%
Cardinal Health	61%	57%
McKesson	29%	29%
Combined Total	96%	93%